Debt and Restricted Cash (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Apr. 19, 2016	Dec. 31, 2015
Notes Payable, Current [Abstract]
Uncommitted lines of credit	$ 16.0			$ 19.2
Term loans	21.3			11.5
Other	1.7			1.3
Short-term Debt	39.0			32.0
Long-term Debt, by Type Alternative [Abstract]
Revolving credit facility	310.0			168.0
Term loans	1,591.5			218.5
Other	0.8			1.6
Long-term deferred financing fees	(28.3)			(6.9)
Long-term debt	2,274.0			606.2
Revolving credit facility borrowings (repayments), net	142.0	$ (68.0)
Other debt borrowings	1,807.0	271.2
Other debt repayments	(256.2)	(42.3)
2016 Senior Notes [Member]
Long-term Debt, by Type Alternative [Abstract]
Senior Notes	400.0		$ 400.0	0.0
Other debt borrowings	393.0	0.0
2006 Senior Notes [Member]
Long-term Debt, by Type Alternative [Abstract]
Senior Notes	0.0			$ 225.0
Other debt repayments	(225.0)	0.0
December 2015 Term Loan [Member]
Long-term Debt, by Type Alternative [Abstract]
Other debt borrowings	0.0	230.0
Other debt repayments	(5.8)	0.0
Term Loan B USD [Member]
Long-term Debt, by Type Alternative [Abstract]
Other debt borrowings	990.0	0.0
Term Loan B EUR [Member]
Long-term Debt, by Type Alternative [Abstract]
Other debt borrowings	398.1	0.0
International Short-Term Uncommitted Line of Credit [Member]
Long-term Debt, by Type Alternative [Abstract]
Other debt borrowings	25.9	41.2
Other debt repayments	$ (25.4)	$ (42.3)